Stock-based Compensation - Summary of Fair Values of the Company's Restricted Shares (Parenthetical) (Detail) - 2021 Restricted Shares Plan [Member]	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Time to maturity	2 years [1]
Volatility [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Time to maturity	1 year
Volatility [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Time to maturity	2 years
Risk-free rate [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Time to maturity	1 year
Risk-free rate [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Time to maturity	2 years

[1]	Based on the modified contractual terms